Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense

The following table reconciles the expected income tax (recovery) expense calculated at the Canadian statutory rate of 23% (2024 – 23%) to the actual income tax expense (recovery).

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Income before taxes	$55,323	$36,532
Expected statutory income tax rate	23.00%	23.00%
Expected income tax expense	12,724	8,402
Gain on warrant revaluation	(3,261)	(75)
Capital gain on debt settlement	(1,688)	-
Effect of change of control (Note1)	-	8,663
Other permanent differences	44	2,100
Change in unrecognized deferred income tax asset	-	(103,969)
Deferred income tax expense (recovery)	$7,819	$(84,879)

Schedule of Deferred Tax Asset (Liability)
($ thousands)	December 31, 2025	December 31, 2024
Deferred tax asset (liability) related to:
Property, plant & equipment	$(143,797)	$(146,895)
Corporate non-capital tax losses carried forward	285,423	293,561
Risk management contracts	(2,534)	57
Share issuance costs	1,875	1,913
Long-term debt and issuance costs	5,189	4,538
Deferred tax asset	$146,156	$153,174
Change in tax asset recognized as:
Deferred tax expense (recovery)	$7,819	$(84,879)
Share issuance costs - equity	$(801)	$-

Schedule of Taxable Income

As at December 31, 2025 the Company had the following income tax pools, which may be used to reduce taxable income in future years, limited to the applicable rates of utilization:

($ thousands)	Rate of Utilization (%)	December 31, 2025
Undepreciated capital cost	7-55	$193,587
Canadian oil and gas property expenditures	10	54,373
Canadian development expenditures	30	90,251
Non-capital and other losses carried forward(1)	100	1,378,333
Other	Various	32,507
Total federal income tax pools		$1,749,051
Adjustment for differences in provincial income tax pools(2)		(136,716)
Combined federal and provincial income tax pools		$1,612,335

(1)	Other losses include restricted interest and finance expenses that are fully deductible against eligible income.
(2)	Provincial non-capital losses carried forward are approximately $397.4 million less than federal non-capital losses.